o 711 P-4

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

                       TEMPLETON DEVELOPING MARKETS TRUST
                                DATED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 22 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 23). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. The section "Minimum investments" on page 21 is replaced with the following:

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                                INITIAL           ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                                $1,000            $50
--------------------------------------------------------------------------------
Automatic investment plans                      $50 ($25 for an   $50 ($25 for
                                                Education IRA)    an Education
                                                                  IRA)
--------------------------------------------------------------------------------
UGMA/UTMA accounts                              $100              $50
--------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education
IRAs or Roth IRAs)                              no minimum        no minimum
--------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth     $250              $50
IRAs
--------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs   $250              $50
--------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members              $100              $50
--------------------------------------------------------------------------------
           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

IV. The following is added to the section "Buying shares" on page 22:

--------------------------------------------------------------------------------
[Insert graphic of phone]  If you have another         Before requesting a
BY PHONE                   Franklin Templeton account  telephone purchase,
                           with your bank account      please make sure we have
(Up to $100,000 per day)   information on file, you    your bank account
                           may open a new account by   information on file. If
1-800/632-2301             phone.                      we do not have this
                                                       information, you will
                           To make a same day          need to send written
                           investment, please call us  instructions with your
                           by 1:00 p.m. Pacific time   bank's name and address,
                           or the close of the New     a voided check or
                           York Stock Exchange,        savings account deposit
                           whichever is earlier.       slip, and a signature
                                                       guarantee if the
                                                       ownership of the bank
                                                       and fund accounts do not
                                                       have at least one common
                                                       owner.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

V. The section "Telephone Privileges" on page 24 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VI. The last paragraph of the "Exchange Privilege" section on page 24 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 29).

VII. In the Selling Shares table on page 27 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of three lightning    You can call or write to have redemption
bolts]                                proceeds sent to a bank account. See the
                                      policies above for selling shares by mail
BY ELECTRONIC FUNDS                   or phone.
TRANSFER (ACH)
                                      Before requesting to have redemption
                                      proceeds sent to a bank account, please
                                      make sure we have your bank account
                                      information on file. If we do not have
                                      this information, you will need to send
                                      written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                                      If we receive your request in proper form
                                      by 1:00 p.m. Pacific time, proceeds sent
                                      by ACH generally will be available within
                                      two to three business days.
--------------------------------------------------------------------------------

VIII. The section "Market Timers" on page 29 is replaced with the following:

 MARKET TIMERS The fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

IX. The first category in the section "Additional Policies" on page 29 is revised to read:

 o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.



              Please keep this supplement for future reference.


o 711 PA-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                              TO THE PROSPECTUS OF

              TEMPLETON DEVELOPING MARKETS TRUST- ADVISOR CLASS
                                DATED MAY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 13 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 14). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. The following is added to the section "Buying shares" on page 13:

--------------------------------------------------------------------------------
[Insert graphic of phone]  If you have another         Before requesting a
BY PHONE                   Franklin Templeton account  telephone purchase,
                           with your bank account      please make sure we have
(Up to $100,000 per day)   information on file, you    your bank account
                           may open a new account by   information on file. If
1-800/632-2301             phone.                      we do not have this
                                                       information, you will
                           To make a same day          need to send written
                           investment, please call us  instructions with your
                           by 1:00 p.m. Pacific time   bank's name and address,
                           or the close of the New     a voided check or
                           York Stock Exchange,        savings account deposit
                           whichever is earlier.       slip, and a signature
                                                       guarantee if the
                                                       ownership of the bank
                                                       and fund accounts do not
                                                       have at least one common
                                                       owner.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

IV. The section "Telephone Privileges" on page 14 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

V. The last paragraph of the "Exchange Privilege" section on page 15 is replaced with the following:

 Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page 19).

VI. In the Selling Shares table on page 17 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of three lightning    You can call or write to have redemption
bolts]                                proceeds sent to a bank account. See the
                                      policies above for selling shares by mail
BY ELECTRONIC FUNDS                   or phone.
TRANSFER (ACH)
                                      Before requesting to have redemption
                                      proceeds sent to a bank account, please
                                      make sure we have your bank account
                                      information on file. If we do not have
                                      this information, you will need to send
                                      written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                                      If we receive your request in proper form
                                      by 1:00 p.m. Pacific time, proceeds sent
                                      by ACH generally will be available within
                                      two to three business days.
--------------------------------------------------------------------------------

VII. The section "Market Timers" on page 19 is replaced with the following:

 MARKET TIMERS The Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

VIII. The first category in the section "Additional Policies" on page 19 is revised to read:

 o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.



              Please keep this supplement for future reference.